Overview	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview
1. Overview
1.1. Background
Ardmore Shipping Corporation (NYSE: ASC) (“ASC”), together with its subsidiaries (collectively “Ardmore” or “the Company”), provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers. As at December 31, 2018 Ardmore had 28 vessels in operation. The average age of Ardmore’s operating fleet at December 31, 2018 was 6.5 years.
1.2. Management and organizational structure
ASC was incorporated in the Republic of the Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010. On August 6, 2013, ASC completed its initial public offering (the “IPO”) of 10,000,000 shares of its common stock. Prior to the IPO, GA Holdings LLC, who was then ASC’s sole shareholder, exchanged its 100% interest in Ardmore Shipping LLC (“ASLLC”) for 8,049,500 shares of ASC, and ASLLC became a wholly-owned subsidiary of ASC. Immediately following the IPO, GA Holdings LLC held 44.6% of the outstanding common stock of ASC, with the remaining 55.4% held by public investors. In a series of transactions between March 2014 and November 2017, GA Holdings LLC sold or transferred all of its shares of ASC common stock. As of December 31, 2018, to Ardmore’s knowledge, no shareholder owned more than 10% of ASC’s common stock.
As at December 31, 2018, ASC had 50 wholly-owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet, and one 50%-owned joint-venture entity which provides technical management services to the majority of the ASC fleet. Ardmore Shipping (Bermuda) Limited, a wholly-owned subsidiary incorporated in Bermuda, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited, a wholly-owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration and operations services. Each of Ardmore Shipping (Asia) Pte. Limited and Ardmore Shipping (Americas) LLC, wholly-owned subsidiaries incorporated in Singapore and Delaware, respectively, performs commercial management and chartering services for the Company.
1.3. Vessels
Ardmore’s fleet as at December 31, 2018, comprised the following:

Vessel Name	Type	Dwt Tonnes	IMO	Built	Country	Flag	Specification
Ardmore Seavaliant	Product/Chemical	49,998	2/3	Feb-13	Korea	MI	Eco- design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-13	Korea	MI	Eco- design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-14	Korea	MI	Eco- design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-14	Korea	MI	Eco- design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-15	Korea	MI	Eco- design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-15	Korea	MI	Eco- design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-15	Korea	MI	Eco- design
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-15	Korea	MI	Eco- design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-13	Korea	MI	Eco- design
Ardmore Enterprise	Product/Chemical	49,453	2/3	Sep-13	Korea	MI	Eco- design
Ardmore Endurance	Product/Chemical	49,466	2/3	Dec-13	Korea	MI	Eco- design
Ardmore Encounter	Product/Chemical	49,478	2/3	Jan-14	Korea	MI	Eco- design
Ardmore Explorer	Product/Chemical	49,494	2/3	Jan-14	Korea	MI	Eco- design
Ardmore Exporter	Product/Chemical	49,466	2/3	Feb-14	Korea	MI	Eco- design
Ardmore Engineer	Product/Chemical	49,420	2/3	Mar-14	Korea	MI	Eco- design
Ardmore Seafarer	Product/Chemical	45,744	3	Aug-04	Japan	MI	Eco-mod
Ardmore Seatrader	Product	47,141	—	Dec-02	Japan	MI	Eco-mod
Ardmore Seamaster	Product/Chemical	45,840	3	Sep-04	Japan	MI	Eco-mod
Ardmore Seamariner	Product/Chemical	45,726	3	Oct-06	Japan	MI	Eco-mod
Ardmore Sealeader	Product	47,463	—	Aug-08	Japan	MI	Eco-mod
Ardmore Sealifter	Product	47,472	—	Jul-08	Japan	MI	Eco-mod
Ardmore Sealancer	Product	47,451	—	Jun-08	Japan	MI	Eco-mod
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-15	Korea	MI	Eco- design
Ardmore Defender	Product/Chemical	37,791	2	Feb-15	Korea	MI	Eco- design
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-15	Japan	MI	Eco- design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-15	Japan	MI	Eco- design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-15	Japan	MI	Eco- design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-15	Japan	MI	Eco- design
Total	28	1,250,019